Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses And Other Current Assets (Details) [Abstract]
Rebates	$ 105,994	$ 61,248
Taxes Refundable	133,673	149,536
Derivatives	16,664	31,235
Payments on account	33,934	35,660
Prepaid rent	49,409	44,894
Leases receivable	48,538	46,198
Other	351,615	389,020
Prepaid insurance	41,039	24,935
Prepaid Deposit	19,212	20,903
Total prepaid expenses and other current assets	1,037,391	977,537
Cost Report Receivable from Medicare and Medicaid	130,236	86,566
Other Deferred Charges	62,555	53,517
Amounts Due From Managed Locations	22,676	17,298
Receivable For Sale of Investment	$ 21,846	$ 16,527